Summary of Interest Recognized and Cash-Basis Interest Earned on Impaired Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Average of individually impaired loans during period	$ 4,007	$ 2,979
Interest income recognized during Impairment	0	0
Cash-basis interest income Recognized	$ 148	$ 50